Summary of Significant Policies (Details) - Schedule of Lease Liabilities - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of Lease Liabilities [Abstract]
Current portion of lease liabilities:	$ 333,515	$ 835,943	$ 1,156,359
Non-Current portion of lease liabilities:	$ 12,192,300	$ 13,581,728	$ 14,396,326